Principal Accounting Policies (Details 4) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense
Advertising expenses	370.9	242.8	247.0
Foreign currency translation
Buying rate per US$	0.1652
Land use right
Intangible assets
Estimated useful lives of assets	over the remaining term of the land use right period
License right
Intangible assets
Estimated useful lives of assets	over the license period
Customer contracts and relationships
Intangible assets
Estimated useful lives of assets	8-10 years
Customer contracts and relationships | Equal to or more than
Intangible assets
Estimated useful lives of assets	8 years
Customer contracts and relationships | Less than
Intangible assets
Estimated useful lives of assets	10 years
Technology
Intangible assets
Estimated useful lives of assets	3 years
Estimated useful lives of assets	3 years